Operating Lease Agreements (Schedule of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases, Operating [Abstract]
Minimum rentals	$ 122,726	$ 122,110	$ 131,463
Contingent rentals based on sales	51,727	49,503	69,075
Total rent expense	$ 174,453	$ 171,613	$ 200,538